Advance to Suppliers	12 Months Ended
Sep. 30, 2022
Advances To Suppliers [Abstract]
ADVANCE TO SUPPLIERS

NOTE 5 — ADVANCE TO SUPPLIERS

Advances to suppliers consist of the following:

	September 30, 2022	September 30, 2021
Advances to suppliers for inventory raw materials	$16,701	$2,738,313
Less: allowance for doubtful accounts	-	-
Advances to suppliers, net	$16,701	$2,738,313

Advances to suppliers represent prepayments made to suppliers to ensure continuous high-quality supplies and favorable purchase prices for raw materials.